Condensed Combined and Consolidated Statements of Operations (Parenthetical) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2020	Mar. 31, 2019
Research and Development Expense [Member]
Share-based compensation expense	$ 477,000	$ 65,000	$ 3,130,000	$ 1,193,000
General and Administrative Expense [Member]
Share-based compensation expense	3,504,000	507,000	3,833,000	115,000
Roivant Sciences Ltd. (RSL) [Member] | Research and Development Expense [Member]
Costs allocated from related party	108,000	151,000	159	3,582
Roivant Sciences Ltd. (RSL) [Member] | General and Administrative Expense [Member]
Costs allocated from related party	$ 164,000	$ 244,000	$ 1,381	$ 1,180